Goodwill (Changes In Carrying Amount Of Goodwill) (Detail) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Sep. 23, 2015	Jun. 28, 2017	Jun. 29, 2016
Goodwill [Roll Forward]
Balance at beginning of year	$ 132,381	$ 164,007	$ 132,381
Goodwill, Acquired During Period	31,900	0	31,912
Foreign currency translation adjustment		(54)	(286)
Balance at end of year		163,953	164,007
Chili's Restaurants [Member]
Goodwill [Roll Forward]
Balance at beginning of year	93,984	125,610	93,984
Goodwill, Acquired During Period		0	31,912
Foreign currency translation adjustment		(54)	(286)
Balance at end of year		125,556	125,610
Maggiano's Restaurants [Member]
Goodwill [Roll Forward]
Balance at beginning of year	$ 38,397	38,397	38,397
Goodwill, Acquired During Period		0	0
Foreign currency translation adjustment		0	0
Balance at end of year		$ 38,397	$ 38,397